Financial Instruments - Summary of Age of Trade and Other Receivables and Contract Assets, Term Deposits and Security Deposits (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	$ 172,193	$ 150,022
Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	175,559	154,381
Trade and other receivables, Impairment	3,283	3,852
Not past due [Member] | Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	91,672	84,968
Past due 0-30 days [Member] | Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	46,282	28,649
Past due 30-90 days [Member] | Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	22,628	22,846
Past due 90-180 days [Member] | Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	7,047	7,647
More than 180 days [Member] | Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	7,930	10,271
Trade and other receivables, Impairment	$ 3,283	$ 3,852